Note 13 - Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended December 31,
	2018	2017	2016
Numerator:
Net loss	$(13,987)	$(12,308)	$(10,310)
Denominator:
Weighted average shares used to compute net loss per share, basic and diluted	38,377,606	38,160,543	8,368,284
Net loss per share, basic and diluted	$(0.36)	$(0.32)	$(1.23)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30,
	2019	2018
Stock options to purchase common stock	848,148	616,567
Unvested restricted stock units	62,135	29,706
Common stock warrants	2,435,808	-
Total	3,346,091	646,273

	December 31,
	2018	2017	2016
Stock options to purchase common stock	5,477,364	4,213,100	3,491,937
Unvested restricted stock units	267,359	97,996	-
Common stock warrants	2,666,666	-	-
Total	8,411,389	4,311,096	3,491,937